Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy with respect to the timing of grants of our LTIP awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule, following its January meeting each year. We also periodically grant off-cycle LTIP awards in connection with specific circumstances such as new hires, promotions, retention efforts or as replacement grants.
The Company has never granted, and has no plans to grant, any LTIP award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The Company does not backdate stock options or restricted stock units. The exercise price of stock options is no less than the closing price of MSCI stock on the effective date of the grant.
During 2025, no equity awards were granted to named executive officers within four business days preceding or one business day after the filing of any Form 10-K, 10-Q or 8-K disclosing material nonpublic information.

Award Timing Method
Although we do not have a formal policy with respect to the timing of grants of our LTIP awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule, following its January meeting each year. We also periodically grant off-cycle LTIP awards in connection with specific circumstances such as new hires, promotions, retention efforts or as replacement grants.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company has never granted, and has no plans to grant, any LTIP award to current or new employees in anticipation of the release of material nonpublic information, and we do not accelerate or delay the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false